Leases (Details) - Schedule of Condensed Consolidated Balance Sheets Relating to its Operating Lease and Other Supplemental Information - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Consolidated Balance Sheets Relating to its Operating Lease and Other Supplemental Information [Abstract]
ROU assets	$ 324,238	$ 293,520
Lease liabilities:
Current lease liabilities	310,911	169,275
Non-current lease liabilities	16,457	129,762
Total lease liabilities	$ 327,368	$ 299,037
Other supplemental information:
Weighted average remaining lease term	1 year	2 years
Weighted average discount rate	10.50%	10.50%